SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
	Options (thousands)	Average price
Outstanding at January 1, 2021	8,969	1.19
Granted	2,402	1.60
Exercised	(2,777)	0.93
Expired	(324)	2.86
Outstanding at January 1, 2022	8,270	1.33
Granted	2,113	2.58
Exercised	(735)	0.99
Cancelled/forfeited	(176)	2.24
Expired	(184)	1.50
Outstanding at December 31, 2022	9,288	1.62
Exercisable at December 31, 2022	7,234	1.45

Disclosure of options and average life [Table Text Block]
Range of exercise price	Options (thousands)	Average life (years)
$0.69 to $0.75	1,345	1.71
$0.76 to $1.00	2,186	1.03
$1.01 to $1.86	2,520	3.01
$1.87 to $2.72	2,071	4.02
$2.73 to $2.86	1,166	0.00
	9,288	1.79

Disclosure of inputs used in measurement of fair value at grant date [Table Text Block]
	2022	2021
Expected term (years)	5.0	5.0
Forfeiture rate	0%	0%
Volatility	64%	67%
Dividend yield	0%	0%
Risk-free interest rate	1.7%	0.4%
Weighted-average fair value per option	$1.41	$0.88

Disclosure of DSU's and PSU's issued and outstanding [Table Text Block]
	DSUs (thousands)	PSUs (thousands)
Outstanding at January 1, 2021	2,123	2,650
Granted	198	530
Settled	(535)	(400)
Outstanding at January 1, 2022	1,786	2,780
Granted	172	595
Settled	-	(875)
Outstanding at December 31, 2022	1,958	2,500

Disclosure of share based compensation expense (recovery) [Table Text Block]
	Year ended December 31,
	2022	2021
Share options - amortization	2,693	2,142
Performance share units - amortization	2,226	1,151
Change in fair value of deferred share units	(767)	2,469
	4,152	5,762